Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Finance Lease Right-of-Use Assets and Liability

Finance lease right-of-use assets and liability were as follows:

	December 31,	December 31,
	2024	2023
Finance lease right-of-use assets	$-	$681,845

Finance lease liabilities, current	$-	$45,300
Finance lease liabilities, non-current	-	-
Total	$-	$45,300

Weighted-average remaining lease term (years)	0	0.46
Weighted-average discount rate	0.00%	5.84%

Schedule of Lease Expenses

The Components of lease expenses were as follows:

	For the Years Ended December 31,
	2024	2023	2022
Finance Lease Cost:
Amortization of right-of-use assets	$37,335	$73,422	$10,744
Interest on lease liabilities	539	10,036	28,549
Total finance lease cost	$37,874	$83,458	$39,293